SALE OF U.S. OPERATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Sale of U.S. Operations

14 — SALE OF U.S. OPERATIONS

Effective November 30, 2015 (11:59 pm), the Company entered into an Asset Purchase Agreement (“APA”) with eVance Processing Inc. (“eVance”) to divest its Calpian Commerce business segment and certain other U.S. residual portfolio assets, including Calpian Residual Acquisition, LLC and its equity investment in Calpian Granite Hill, L.P (“U.S. Operations”). This action was undertaken to allow the Company to focus entirely on executing its growth strategy in India. There is no continuing cash inflows or outflows from or to the discontinued operations.
On November 30, 2015, the Company sold its domestic operations to eVance. The Company’s management arranged the financing of the purchase with funds from a subgroup of the Company’s existing shareholders and debt holders. The purchase was made with recourse such that the Company had a contingent liability to the subgroup and recourse on the associated domestic operations should eVance fail to repay the subgroup before November 30, 2016. On November 3, 2016 eVance completed a financing in which all the obligations to the subgroup were fulfilled and all guarantees of the Company to the subgroup were released.
The following unaudited information present the major classes of line items constituting the after-tax loss of discontinued operations in the condensed consolidated statements of loss:

	Three Months Ended December 31, 2015	Nine Months Ended December 31, 2015
	(unaudited)	(unaudited)
Revenue, net:
Residual portfolios	$290,239	$1,594,475
Processing fees	1,379,289	5,880,911
Other	326,838	1,362,559
Total revenues	1,996,366	8,837,945
Cost of revenues:
Residual portfolio amortization	0	263,421
Processing and other	1,141,272	5,126,216
Other	120,557	385,904
Total cost of sales	1,261,829	5,775,541
Gross profit:	734,537	3,062,404
General and administrative expenses
Salaries and wages	276,030	1,320,851
Selling, general and administrative	24,040	677,713
Depreciation and amortization	0	40,987
Total general and administrative	300,070	2,039,551
Other income (expense)
Interest expense	(299,715)	(952,940)
Other	0	123,992
Total other income (expense)	(299,715)	(828,948)
Income tax expense	0	0
Income from discontinued operations, net of tax	$134,752	$193,905
The following information presents the major classes of line items constituting significant operating and investing cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Three Months Ended December 31, 2015	Nine Months Ended December 31, 2015
	(unaudited)	(unaudited)
Portfolio Amortization	$0	$263,421
Depreciation and amortization	0	56,785
Purchases of property and equipment	0	7,186

17 — SALE OF U.S. OPERATIONS

Effective November 30, 2015 (11:59 pm), the Company entered into an Asset Purchase Agreement with eVance Processing Inc. (“eVance”) to divest its Calpian Commerce business segment and certain other U.S. residual portfolio assets of MoneyOnMobile, Inc., including Calpian Residual Acquisition, LLC and its equity investment in Calpian Granite Hill, L.P. This action was undertaken to allow the Company to focus entirely on executing its growth strategy for MoneyOnMobile. There is no continuing cash inflows or outflows from or to the discontinued operations. In consideration for the acquired assets, eVance assumed certain of the Company’s liabilities, including an aggregate of $9,000,000 of notes payable and certain of the Sellers’ outstanding contractual obligations.
On April 12, 2016, the Company and eVance entered into a purchase price adjustment agreement and a cancellation of securities acknowledgment with one of eVance’s note holders whereby the note holder canceled their note in the amount of $720,084, which was subsequently reissued by the Company to the note holder. Additionally, the Company issued eVance a note in the amount of $675,000. The $675,000 note bears interest of 12% per annum payable monthly, matures on November 30, 2017 and is secured by 2,000,000 shares of the Company’s common stock. These common share were issued subsequent to March 31, 2016 and are maintained in escrow. As part of the Purchase Agreement, eVance acquired several residual portfolios including the supporting contracts (residual purchase agreements). eVance, as successor under one of these residual purchase agreements, has sued a third party for breach of contract on the residual purchase agreement between the third party and the Company and has claimed damages in excess of $1,500,000. eVance has agreed to apply any recovery from such litigation (less costs) against the principle balance of the $675,000 note issued by the Company up to a maximum of $675,000.
ASC 360-10-45-9 requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. This criteria was achieved on June 30, 2015. Additionally, the discontinued operations are comprised of the entirety of the Calpian Commerce segment and the majority of the remaining U.S. Operations segment, excluding corporate services expenses. Lastly, for comparability purposes certain prior period line items relating to the assets held for sale have been reclassified and presented as discontinued operations for all periods presented in the accompanying consolidated statements of net loss and comprehensive loss and the consolidated balance sheets.
As the Company’s senior secured promissory note was required to be repaid as a result of the disposal transaction, the relating interest on this debt instrument has been allocated in its entirety to discontinued operations. No other interest has been allocated to discontinued operations.
The major classes of assets and liabilities included as part of discontinued operations in the consolidated balance sheet:

	March 31, 2015
Current assets
Cash and equivalents	$		197,634
Accounts receivable			505,353
Restricted cash			51,494
Other		80,776		80,776
Total current assets		835,257		835,257
Property and equipment, net		236,549		236,549
Residual portfolios		7,387,356		7,387,356
Other intangible assets, net		97,211		97,211
Equity investments		212,000		212,000
Deposits held by lenders and other		859,734		859,734
Total assets – discontinued operations	$		9,628,107
Current liabilities – discontinued operations
Accounts payable, accrued expenses and interest payable	$		525,449
Current portion of long-term debt		2,404,463		2,404,463
Total current liabilities		2,929,912		2,929,912
Long-term debt		7,877,982		7,877,982
Total liabilities – discontinued operations	$		10,807,894

The Company’s calculation of Loss on sale of its U.S. Operations, recorded in its consolidated statements of operations and comprehensive loss for the year ended March 31, 2016. The balances for assets and liabilities below represent the Company’s carrying value as of November 30, 2015.

Cash and equivalents	$		162,095
Accounts receivable		77,803	77,803
Restricted cash		51,494	51,494
Other current assets		172,460	172,460
Property and equipment, net		222,908	222,908
Residual portfolios		6,991,261	6,991,261
Other intangible assets, net		80,371	80,371
Equity investments		146,600	146,600
Deposits held by lenders and other		610,073	610,073
Promissory note from MoneyOnMobile, Inc.		675,000	675,000
Total assets received by buyer		9,190,065	9,190,065
Liabilities assumed by buyer:
Debt		8,279,916	8,279,916
Total liabilities assumed by buyer		8,279,916	8,279,916
Net Assets received by buyer:		910,149	910,149
Other expenses relating to sale:
Sub-debt discount write-down		(394,481)	(394,481)
Legal and other		(1,696,985)	(1,696,985)
Financing costs		(1,072,732)	(1,072,732)
Loss on Sale of U.S. Operations	$		(2,254,049)
The major classes of line items constituting the after-tax gain on discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended March 31:

	2016	2016			2015
Revenue, net:
Residual portfolios		$1,594,475	(1)	$3,662,690
Processing fees	5,880,911	5,880,911	(1)	17,002,624	17,002,624
Other	1,359,496	1,359,496	(1)	1,559,409	1,559,409
Total revenues	8,834,882	8,834,882	(1)	22,224,723	22,224,723
Cost of revenues:
Residual portfolio amortization	263,421	263,421	(1)	1,150,569	1,150,569
Processing and other	5,126,216	5,126,216	(1)	14,350,913	14,350,913
Other	385,904	385,904	(1)	723,494	723,494
Total cost of sales	5,775,541	5,775,541	(1)	16,224,976	16,224,976
Gross profit:	3,059,341	3,059,341	(1)	5,999,747	5,999,747
General and administrative expenses
Salaries and wages	1,320,851	1,320,851	(1)	3,455,209	3,455,209
Selling, general and administrative	677,713	677,713	(1)	1,695,735	1,695,735
Depreciation and amortization	27,702	27,702	(1)	160,615	160,615
Total general and administrative	2,026,266	2,026,266	(1)	5,311,559	5,311,559
Other income (expense)
Interest expense	(952,940)	(952,940	)(1)	(1,788,807)	(1,788,807)
Other	123,992	123,992	(1)	3,313,458	3,313,458
Total other income (expense)	(828,948)	(828,948	)(1)	1,524,651	1,524,651
Income tax expense	0	0	(1)	0	0
Gain from discontinued operations, net of tax		$204,127	(1)	$2,212,839
(1)	— As the Company’s U.S. Operations were divested on November 30, 2015, the financial information presented above includes only eight month results for the periods within the current fiscal year.
The following information presents the major classes of line items constituting significant operating and investing cash flow activities in the consolidated statements of cash flows relating to discontinued operations for the years ended March 31, 2016 and 2015. See Note 18: Supplemental Cash Flow for non-cash transactions.

	2016	2016		2015
Cash Flow: major line items
Portfolio Amortization		$432,075		$2,103,521
Depreciation and amortization	40,987	40,987	160,615	160,615
Purchases of property and equipment	7,186	7,186	15,453	15,453